MORTGAGE DEBT AND BANK LOANS (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Mortgage Debt And Bank Loans [Abstract]
Schedule of repayment of mortgage debt and bank loans
USDm	30 September 2018	30 September 2017	31 December 2017

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	95.3	82.3	92.7
Falling due between one and two years	86.8	138.8	86.7
Falling due between two and three years	291.3	72.2	82.2
Falling due between three and four years	155.3	283.5	346.7
Falling due between four and five years	23.1	119.1	89.2
Falling due after five years	82.1	50.4	28.3
Total	733.9	746.3	725.8